Schedule of Investments (unaudited)
May 31, 2025
iShares® MSCI Germany ETF
(Percentages shown are based on Net Assets)

Security	Shares	Value
Common Stocks
Aerospace & Defense — 6.1%
MTU Aero Engines AG	77,616	$31,044,003
Rheinmetall AG	64,408	138,043,503
		169,087,506
Air Freight & Logistics — 2.3%
Deutsche Post AG, Registered	1,382,361	62,030,482
Automobile Components — 0.5%
Continental AG	159,245	13,966,008
Automobiles — 3.6%
Bayerische Motoren Werke AG	417,786	37,066,409
Mercedes-Benz Group AG(a)	1,041,790	62,296,641
		99,363,050
Banks — 1.4%
Commerzbank AG	1,280,674	39,008,065
Capital Markets — 5.8%
Deutsche Bank AG, Registered	2,666,022	73,835,764
Deutsche Boerse AG	271,296	87,397,630
		161,233,394
Chemicals — 4.0%
BASF SE	1,285,239	61,976,783
Covestro AG, NVS(b)	258,159	17,734,163
Evonik Industries AG	370,897	8,038,264
Symrise AG, Class A	191,331	22,877,143
		110,626,353
Construction Materials — 1.4%
Heidelberg Materials AG	192,851	37,800,962
Diversified Telecommunication Services — 6.9%
Deutsche Telekom AG, Registered	5,029,662	190,465,345
Electrical Equipment — 3.5%
Siemens Energy AG(b)	978,737	95,647,567
Entertainment — 0.4%
CTS Eventim AG & Co. KGaA	89,626	10,871,316
Health Care Equipment & Supplies — 0.9%
Siemens Healthineers AG(c)	487,245	25,788,611
Health Care Providers & Services — 1.7%
Fresenius Medical Care AG	316,995	18,006,770
Fresenius SE & Co. KGaA	609,378	29,865,022
		47,871,792
Hotels, Restaurants & Leisure — 0.3%
Delivery Hero SE, Class A(b)(c)	271,228	7,498,462
Household Products — 0.4%
Henkel AG & Co. KGaA	149,207	10,955,530
Independent Power and Renewable Electricity Producers — 1.2%
RWE AG	912,244	34,347,943
Industrial Conglomerates — 9.5%
Siemens AG, Registered	1,095,121	263,402,013
Insurance — 13.9%
Allianz SE, Registered	556,446	220,693,856
Hannover Rueck SE	86,983	27,504,577
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen, Registered	192,742	124,872,205
Security	Shares	Value
Insurance (continued)
Talanx AG(b)	93,302	$12,104,132
		385,174,770
Interactive Media & Services — 0.5%
Scout24 SE(c)	107,760	14,682,776
Life Sciences Tools & Services — 0.5%
Qiagen NV	311,306	14,052,075
Machinery — 2.2%
Daimler Truck Holding AG	685,585	29,777,289
GEA Group AG	211,128	14,140,633
Knorr-Bremse AG	104,869	10,611,214
Rational AG	7,391	6,077,115
		60,606,251
Multi-Utilities — 2.1%
E.ON SE	3,238,765	56,762,892
Passenger Airlines — 0.3%
Deutsche Lufthansa AG, Registered(a)	870,329	6,965,080
Personal Care Products — 0.7%
Beiersdorf AG	143,127	19,632,046
Pharmaceuticals — 2.3%
Bayer AG, Registered	1,417,212	39,899,508
Merck KGaA	185,765	24,342,420
		64,241,928
Real Estate Management & Development — 1.6%
LEG Immobilien SE	106,842	9,071,486
Vonovia SE	1,063,465	34,843,921
		43,915,407
Semiconductors & Semiconductor Equipment — 2.7%
Infineon Technologies AG	1,881,041	73,134,355
Software — 16.9%
Nemetschek SE	83,239	11,571,964
SAP SE	1,504,680	455,195,821
		466,767,785
Specialty Retail — 0.4%
Zalando SE(b)(c)	322,981	11,539,999
Textiles, Apparel & Luxury Goods — 2.2%
adidas AG	246,235	61,414,269
Trading Companies & Distributors — 0.4%
Brenntag SE	177,744	12,046,237
Total Common Stocks — 96.6% (Cost: $2,576,103,667)		2,670,900,269
Preferred Stocks
Automobiles — 2.0%
Bayerische Motoren Werke AG, Preference Shares, NVS	80,153	6,643,582
Dr Ing hc F Porsche AG, Preference Shares, NVS(c)	163,925	7,906,650
Porsche Automobil Holding SE, Preference Shares, NVS	220,135	8,800,944
Volkswagen AG, Preference Shares, NVS	296,620	32,116,436
		55,467,612
Household Products — 0.7%
Henkel AG & Co. KGaA, Preference Shares, NVS	244,561	19,595,459

Schedule of Investments (unaudited)(continued)
May 31, 2025
iShares® MSCI Germany ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Life Sciences Tools & Services — 0.3%
Sartorius AG, Preference Shares, NVS	37,672	$9,036,658
Total Preferred Stocks — 3.0% (Cost: $121,511,336)		84,099,729
Total Long-Term Investments — 99.6% (Cost: $2,697,615,003)		2,754,999,998
Short-Term Securities
Money Market Funds — 0.2%
BlackRock Cash Funds: Institutional, SL Agency Shares, 4.46%(d)(e)(f)	4,784,552	4,786,466
BlackRock Cash Funds: Treasury, SL Agency Shares, 4.30%(d)(e)	2,470,000	2,470,000
Total Short-Term Securities — 0.2% (Cost: $7,256,466)		7,256,466
Total Investments — 99.8% (Cost: $2,704,871,469)		2,762,256,464
Other Assets Less Liabilities — 0.2%		4,364,612
Net Assets — 100.0%		$2,766,621,076

(a)	All or a portion of this security is on loan.
(b)	Non-income producing security.
(c)
Security exempt from registration pursuant to Rule 144A under the Securities Act of
1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(d)	Affiliate of the Fund.
(e)	Annualized 7-day yield as of period end.
(f)	All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended May 31, 2025 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 08/31/24	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 05/31/25	Shares Held at 05/31/25	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$10,080,838	$—	$(5,292,433)(a)	$458	$(2,397)	$4,786,466	4,784,552	$14,934 (b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	300,000	2,170,000 (a)	—	—	—	2,470,000	2,470,000	18,239	—
				$458	$(2,397)	$7,256,466		$33,173	$—

(a)	Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.

Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
DAX Index	16	06/20/25	$10,935	$757,230
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
• Level 1 – Unadjusted price quotations in active markets/exchanges that the Fund has the ability to access for identical assets or liabilities;

Schedule of Investments (unaudited)(continued)
May 31, 2025
iShares® MSCI Germany ETF

Fair Value Hierarchy as of Period End (continued)
• Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
• Level 3 – Inputs that are unobservable and significant to the entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Common Stocks	$17,734,163	$2,653,166,106	$—	$2,670,900,269
Preferred Stocks	—	84,099,729	—	84,099,729
Short-Term Securities
Money Market Funds	7,256,466	—	—	7,256,466
	$24,990,629	$2,737,265,835	$—	$2,762,256,464
Derivative Financial Instruments(a)
Assets
Equity Contracts	$—	$757,230	$—	$757,230

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

Portfolio Abbreviation
NVS	Non-Voting Shares